SUPPLEMENT DATED APRIL 30, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

PPM FUNDS

All changes are effective June 1, 2018.

In the section entitled "Fund Summaries" for the PPM Floating Rate Income Fund under "Portfolio Management," please delete the Portfolio Managers table in its entirety and replace it with the following table:

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Since June 2018
John Walding	Senior Managing Director, Head of Bank Loans	Since inception
Scott Richards, CFA	Senior Managing Director	Since inception
Christopher Kappas	Managing Director	Since inception
David Wagner	Managing Director	Since inception
Tim Kane	Vice President	Since inception

In the section entitled "Fund Summaries" for the PPM High Yield Core Fund under "Portfolio Management," please delete the Portfolio Managers table in its entirety and replace it with the following table:

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Since June 2018
Scott Richards, CFA	Senior Managing Director	Since inception
John Walding	Senior Managing Director	Since inception
Curt Burns, CFA	Senior Managing Director	Since inception
Karl Petrovich	Vice President	Since inception

In the section entitled "Fund Summaries" for the PPM Long Short Credit Fund under "Portfolio Management," please delete the Portfolio Managers table in its entirety and replace it with the following table:

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Michael Kennedy, CFA	Senior Managing Director	Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Since June 2018
Scott Richards, CFA	Senior Managing Director	Since inception
Mark Redfearn, CFA	Senior Managing Director	Since inception

In the section entitled "Fund Summaries" for the PPM Strategic Income Fund under "Portfolio Management," please delete the Portfolio Managers table in its entirety and replace it with the following table:

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Michael Kennedy, CFA	Senior Managing Director	Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Since June 2018
Scott Richards, CFA	Senior Managing Director	Since inception
Mark Redfearn, CFA	Senior Managing Director	Since inception

1 | SUPPLEMENT DATED 6/1/18	P P M F u n d s

In the section entitled "Management of The Funds," please delete the section entitled, "Portfolio Manager(s)" in its entirety and replace it with the following:

Portfolio Manager(s)
The individuals jointly and primarily responsible for the day-to-day management of the Funds are listed below.

Name	Title	Fund Responsibility	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Core Plus Fixed Income Credit Floating Rate Income High Yield Core Long Short Credit Strategic Income Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception Since inception Since inception Since inception Since inception Since inception Since inception
Kevin McCloskey, CFA	Senior Managing Director, Head of Public Equity	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Floating Rate Income High Yield Core Long Short Credit Strategic Income	Since June 2018 Since June 2018 Since June 2018 Since June 2018
John Walding	Senior Managing Director, Head of Bank Loans	Floating Rate Income High Yield Core	Since inception Since inception
Greg Anderson, CFA	Senior Managing Director	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Naveen Bobba	Senior Managing Director	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Michael Kennedy, CFA	Senior Managing Director	Core Plus Fixed Income Credit Long Short Credit Strategic Income	Since inception Since inception Since inception Since inception
Jeffrey Moran, CFA, CPA	Senior Managing Director	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Mark Redfearn, CFA	Senior Managing Director	Core Plus Fixed Income Credit Long Short Credit Strategic Income	Since inception Since inception Since inception Since inception
Scott Richards, CFA	Senior Managing Director	Floating Rate Income High Yield Core Long Short Credit Strategic Income	Since inception Since inception Since inception Since inception
Matt Willey, CFA, CPA	Senior Managing Director	Core Plus Fixed Income Credit	Since inception Since inception
Curt Burns, CFA	Senior Managing Director	High Yield Core	Since inception
Christopher Kappas	Managing Director	Floating Rate Income	Since inception
Michael MacKinnon, CFA, CPA	Managing Director	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
David Wagner	Managing Director	Floating Rate Income	Since inception
Tim Kane	Vice President	Floating Rate Income	Since inception
Erica Lankfer, CPA	Vice President	Core Plus Fixed Income Credit	Since inception Since inception
Karl Petrovich	Vice President	High Yield Core	Since inception

2 | SUPPLEMENT DATED 6/1/18	P P M F u n d s

Anthony Balestrieri
Tony Balestrieri is an executive vice president and chief investment officer for total return accounts at PPM. He is responsible for overseeing and leading several portfolio management, research and trading teams, including the total return fixed income, public equity, high yield, bank loan, fixed income research, and public fixed income trading teams in addition to overseeing the business development team. These groups manage a wide spectrum of total return fixed income and equity strategies on behalf of institutional and retail investors globally. Prior to joining PPM in 2003, Tony was the head of institutional fixed income at Merrill Lynch Investment Managers where he was responsible for overseeing $16 billion in fixed income assets. Previously, he spent over five years as a senior vice president in charge of the Short-Term Strategies Group for Mitchell Hutchins Asset Management. Tony earned bachelor degrees in economics/business and government/law from Lafayette College.

Kevin McCloskey, CFA
Kevin McCloskey is a senior managing director and head of the public equity team at PPM. In addition to leading the public equity team, he is responsible for investment and allocation decisions for several of the firm's public equity strategies, including large cap value, mid cap value, and small cap value which are managed on behalf of institutional and retail investors globally. Kevin is responsible for covering the brokerage, energy, health care and media sectors. Prior to joining PPM in 2008, Kevin was a vice president and senior portfolio manager for Federated Investors where he was responsible for large cap value equity portfolio management. Previously, he was as a portfolio manager and investment analyst for Killian Asset Management. Prior to joining the asset management field, Kevin was a captain in the US Air Force where his duties included program and project management. Kevin earned an MBA from the University of Dayton and a BS in aerospace engineering from the University of Notre Dame. He is also a CFA® charterholder.

Adam Spielman
Adam Spielman is a senior managing director and the head of leveraged credit, total return at PPM.  He oversees PPM's bank loan and high yield teams.  Prior to his current role, he was the Head of Fixed Income research and managed a team of over 30 individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Adam worked in the investment group at a Chicago-based software company. Previously, he spent close to three years as an investment banker with Lehman Brothers in New York and Chicago. He started his career at Peterson Consulting in Chicago. Adam earned an MBA from the University of Chicago Booth of School of Business and a Bachelor's degree in Economics from Indiana University.

John Walding
John Walding is senior managing director and head of the bank loan team at PPM. In addition to leading the bank loan team, he is responsible for investment and allocation decisions for several of the firm's fixed income strategies, including floating rate income and high yield core which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 1999, John was vice president at First Source Financial, Inc. where he underwrote and analyzed a diverse portfolio of bank loan investments and managed a staff of several underwriting and portfolio analysts. Previously, he held various positions at Household Commercial Financial Services, Inc. where he managed bank loan, high yield and equity investments. He began his career as a financial analyst in the Corporate Finance group at Dai-Ichi Kangyo Bank. John earned an MBA in finance from DePaul University and a BS in business administration from Elmhurst College.

Greg Anderson, CFA
Greg Anderson is a senior managing director and portfolio manager on the public equity team at PPM. He is responsible for investment and allocation decisions for several of the firm's public equity strategies, including large cap value, mid cap value, and small cap value which are managed on behalf of institutional and retail investors globally. Greg is responsible for covering the banks, utilities, chemicals, paper, consulting services and REITS sectors. Prior to joining PPM in 2016, Greg was a managing director and sector head of financial services for UBS Global Asset Management. Previously, he was a director of equity research at Segall, Bryant & Hamill and a principal at CMJ Partners. Greg earned an MBA in finance and statistics from the University of Chicago and a BS in business administration from Moorhead State University. He is also a CFA® charterholder.

Naveen Bobba
Naveen Bobba is a senior managing director and portfolio manager on the public equity team at PPM. He is responsible for investment and allocation decisions for several of the firm's public equity strategies, including large cap value, mid cap value, and small cap value which are managed on behalf of institutional and retail investors globally. Naveen is responsible for covering the information technology and consumer staples sectors. Prior to joining PPM in 2014, Naveen was a vice president and senior equity analyst for ING Investment Management. Previously, he was a sell-side analyst at Bear Stearns after beginning his career as a chartered accountant at Sagar & Associates in Hyderabad, India. Naveen earned an MBA in finance from the University of Rochester and an undergraduate degree with concentrations in mathematics, physics and chemistry from Nagarjuna University in Guntur, India.

Michael Kennedy, CFA
Mike Kennedy is a senior managing director and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for several of the firm's fixed income strategies, including core plus fixed income, credit, long short credit, and strategic income which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2006, Mike was a senior vice president and portfolio manager for Columbia Management Group (formerly Stein Roe & Farnham) where he managed fixed income mutual funds and institutional client portfolios. Previously, he worked as the assistant director of portfolio management for Homewood Federal Savings & Loan. Mike earned an MM from Northwestern University and a BS in business administration from Marquette University. He is also a CFA® charterholder.

3 | SUPPLEMENT DATED 6/1/18	P P M F u n d s

Jeffrey Moran, CFA, CPA
Jeff Moran is a senior managing director and portfolio manager on the public equity team at PPM. He is responsible for investment and allocation decisions for several of the firm's public equity strategies, including large cap value, mid cap value, and small cap value which are managed on behalf of institutional and retail investors globally. Jeff is responsible for covering the aerospace/defense, autos, capital goods, insurance, leisure/entertainment and hospitality sectors. Prior to joining PPM in 2004, Jeff was a senior research officer for Hancock Funds. Previously, he was a tax associate at Price Waterhouse and an airborne ranger in the US Army. Jeff earned an MBA in finance from Cornell University, a MAC from the University of North Carolina at Chapel Hill and a BS in accounting from the University of North Carolina at Charlotte. He is also a CFA® charterholder and a Certified Public Accountant (CPA).

Mark Redfearn, CFA
Mark Redfearn is a senior managing director and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for several of the firm's fixed income strategies, including core plus fixed income, credit, long short credit, and strategic income which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2002, Mark was a corporate bond portfolio manager in the institutional asset management group for Van Kampen Funds. Previously, he worked for the firm's risk management group as a portfolio analyst with responsibility for assessing fixed income mutual fund risk and return relationships. Mark earned an MPA from Indiana University and a BA in economics and political science from Miami University (Ohio). He is also a CFA® charterholder.

Scott Richards, CFA
Scott Richards is a senior managing director and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for several of the firm's fixed income strategies, including floating rate income, high yield core, long short credit, and strategic income which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2008, Scott was the head of global high yield for State Street Global Advisors. Previously, he also held senior high yield portfolio manager positions at MFS Investment Management, Liberty Funds Group and State Street Research & Management. He also worked as the director of high yield research at Wellington Management and began his career as an investment officer at New England Mutual Life Insurance Company. Scott earned an MBA in finance from Dartmouth and a BS in applied economics from Cornell University. He is also a CFA® charterholder.

Matt Willey, CFA, CPA
Matt Willey is a senior managing director and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for several of the firm's fixed income strategies, including core plus fixed income and credit which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2003, Matt was an audit manager at Ernst & Young LLP where he focused primarily on the financial services industry. His client base was composed largely of hedge funds, banks and insurance companies. Matt earned a master's in financial mathematics from the University of Chicago and a BA in accounting from Ohio University. He is also a CFA® charterholder and a Certified Public Accountant (CPA).

Curt Burns, CFA
Curt Burns is a senior managing director and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for the firm's high yield core strategy which is managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2003, Curt was a senior credit analyst for Metropolitan West Asset Management. Previously, he was a corporate bond portfolio manager at Merrill Lynch Asset Management and SunAmerica. Additionally, he spent seven years performing credit analysis for companies such as Providian Corporation and Chemical Bank. Curt earned an MBA in finance from Emory University and a BA with highest honors in biology from the University of North Carolina at Chapel Hill. He is also a CFA® charterholder.

Christopher Kappas
Chris Kappas is a managing director and portfolio manager on the bank loan team at PPM. He is responsible for investment and allocation decisions for the firm's floating rate income strategy which is managed on behalf of institutional and retail investors globally. Prior to joining PPM in 1999, Chris was an investment analyst at Black Diamond Capital Management, LLC where he underwrote and analyzed a diverse portfolio of bank loan and corporate bond investments. Previously, he was an assistant vice president and credit analyst at Sumitomo Mitsui Banking Corporation (formerly Sakura Bank) where he managed bank loan investments. He began his career as a credit analyst for middle-market corporate loans at LaSalle National Bank. Chris earned an MBA in finance from Loyola University and a BBA in finance from the University of Iowa.

Michael MacKinnon, CFA, CPA
Michael MacKinnon is a managing director and portfolio manager on the public equity team at PPM. He is responsible for investment and allocation decisions for several of the firm's public equity strategies, including large cap value, mid cap value, and small cap value which are managed on behalf of institutional and retail investors globally. Michael is responsible for covering the apparel, diversified financials, housing, metals, retail, transportation and telecommunication sectors. Prior to joining PPM in 1999, Michael was a senior accountant for Arthur Andersen LLP. Michael earned an MBA in analytical finance and statistics from the University of Chicago and a BBA in accounting from the University of Notre Dame. He is also a CFA® charterholder and a Certified Public Accountant (CPA).

4 | SUPPLEMENT DATED 6/1/18	P P M F u n d s

David Wagner
David Wagner is a managing director and portfolio manager on the bank loan team at PPM. He is responsible for investment and allocation decisions for the firm's floating rate income strategy which is managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2000, David was vice president at First Source Financial, Inc. where he underwrote and analyzed a diverse portfolio of bank loan investments and managed a staff of seven underwriting and portfolio analysts. Previously, he was a manager at Household Commercial Financial Services, Inc. where he managed bank loan investments, including troubled debt restructurings. He began his career as a senior investment analyst at GE Capital performing bank loan investment collateral audits and reviews. David earned an MBA in management and marketing from Northwestern University and a BBA in finance and marketing from the University of Wisconsin.

Tim Kane
Tim Kane is a vice president and portfolio manager on the bank loan team at PPM. He is responsible for investment and allocation decisions for the firm's floating rate income strategy which is managed on behalf of institutional and retail investors globally. Prior to joining the bank loan team, Tim worked in private securities operations for PPM's portfolio services team with responsibility for cash reconciliation, reporting and portfolio modeling. Prior to joining PPM in 2007, he was a computer programmer and data architect, and managed an application development team focused on supporting high yield loan products for Morgan Stanley/Van Kampen Funds. Tim earned an MSc in systems strategy and management from Northwestern University and a BA in business with a management information systems concentration from Governors State University.

Erica Lankfer, CPA
Erica Lankfer is a vice president and portfolio manager on the total return fixed income team at PPM. She is responsible for investment and allocation decisions for several of the firm's fixed income strategies, including core plus fixed income and credit which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2011, Erica was an associate in the Financial Services Group for PricewaterhouseCoopers LLC where she was responsible for audit procedures and valuation services. Erica earned an MBA in finance and economics from the University of Chicago and a BS in finance and accounting from Miami University (Ohio). She is also a Certified Public Accountant (CPA).

Karl Petrovich
Karl Petrovich is a vice president and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for the firm's high yield core strategy which is managed on behalf of institutional and retail investors globally. Karl joined the portfolio management team in 2008 from PPM's performance and attribution group. Prior to joining PPM in 2006, he managed the Financial Reporting Group for Nuveen Asset Management where he oversaw staff, processes and systems associated with the preparation of financial statements, SEC filings, and other performance and portfolio analytics-related information. Karl earned a BS in finance from the University of Wyoming.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

5 | SUPPLEMENT DATED 6/1/18	P P M F u n d s

SUPPLEMENT DATED JUNE 1, 2018
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 26, 2018

PPM FUNDS

All changes are effective June 1, 2018.

Please remove all references to Karen Huizenga.

On pages 38-39, in the section entitled, "Portfolio Managers," please delete the first paragraph and the table in their entirety and replace with the following:

The table below shows the total number of accounts and assets each portfolio manager manages other than the Funds.  Information is presented for each category as of March 31, 2018.

		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Fund Responsibility	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Anthony Balestrieri	Core Plus Fixed Income Credit Floating Rate Income High Yield Core Long Short Credit Strategic Income Large Cap Value Mid Cap Value Small Cap Value	10	$7,621,094,000	21	$15,089,342,000	23	$28,087,974,000
Kevin McCloskey	Large Cap Value Mid Cap Value Small Cap Value	4	$1,822,632,000	6	$5,044,097,000	8	$9,428,181,000
Adam Spielman	Floating Rate Income High Yield Core Long Short Credit Strategic Income	0	$0	0	$0	0	$0
John Walding	Floating Rate Income High Yield Core	2	$3,783,851,000	3	$350,630,000	1	64,277,000
Greg Anderson	Large Cap Value Mid Cap Value Small Cap Value	4	$1,822,632,000	6	$5,044,097,000	8	$9,428,181,000
Naveen Bobba	Large Cap Value Mid Cap Value Small Cap Value	4	$1,822,632,000	6	$5,044,097,000	8	$9,428,181,000
Michael Kennedy	Core Plus Fixed Income Credit Long Short Credit Strategic Income	3	$1,378,828,000	3	$269,525,000	3	$12,157,304,000
Jeffrey Moran	Large Cap Value Mid Cap Value Small Cap Value	4	$1,822,632,000	6	$5,044,097,000	8	$9,428,181,000
Mark Redfearn	Core Plus Fixed Income Credit Long Short Credit Strategic Income	3	$1,378,828,000	5	$5,165,028,000	2	$12,157,303,000
Scott Richards	Floating Rate Income High Yield Core Long Short Credit Strategic Income	4	$3,968,419,000	2	$1,980,657,000	1	$$38,401,000
Matt Willey	Core Plus Fixed Income Credit	1	1,194,260,000	1	$54,047,000	3	$15,725,608,000

1 | SUPPLEMENT DATED 6/1/18	P P M F u n d s

		Registerd Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Fund Responsiblity	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Curt Burns	High Yield Core	1	$2,232,123,000	4	$2,017,841,000	0	$0
Christopher Kappas	Floating Rate Income	1	$1,551,728,000	3	$350,630,000	1	$64,277,000
Michael MacKinnon	Large Cap Value Mid Cap Value Small Cap Value	4	$1,822,632,000	6	$5,044,097,000	8	$9,428,181,000
David Wagner	Floating Rate Income	1	$1,551,728,000	3	$350,630,000	1	$64,277,000
Tim Kane	Floating Rate Income	1	$1,551,728,000	3	$350,630,000	1	$64,277,000
Erica Lankfer	Core Plus Fixed Income Credit	1	$1,194,260,000	1	$54,047,000	2	$12,118,903,000
Karl Petrovich	High Yield Core	1	$2,232,123,000	0	$0	0	$0

On page 41, please delete the last sentece in the section entitled, "Portfolio Managers," and replace with the following:

The table below shows the security ownership of each portfolio manager.  Information is presented for each category as of March 31, 2018.

Name	Fund Responsibility	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Anthony Balestrieri	Core Plus Fixed Income Credit Floating Rate Income High Yield Core Long Short Credit Strategic Income Large Cap Value Mid Cap Value Small Cap Value	X
Kevin McCloskey	Large Cap Value Mid Cap Value Small Cap Value	X
John Walding	Floating Rate Income High Yield Core	X
Greg Anderson	Large Cap Value Mid Cap Value Small Cap Value	X
Naveen Bobba	Large Cap Value Mid Cap Value Small Cap Value	X
Michael Kennedy	Core Plus Fixed Income Credit Long Short Credit Strategic Income	X
Jeffrey Moran	Large Cap Value Mid Cap Value Small Cap Value	X
Adam Spielman	Floating Rate Income High Yield Core Long Short Credit Strategic Income	X
Mark Redfearn	Core Plus Fixed Income Credit Long Short Credit Strategic Income	X
Scott Richards	Floating Rate Income High Yield Core Long Short Credit Strategic Income	X
Matt Willey	Core Plus Fixed Income Credit	X
Curt Burns	High Yield Core	X

2 | SUPPLEMENT DATED 6/1/18	P P M F u n d s

Name	Fund Responsibility	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Christopher Kappas	Floating Rate Income	X
Michael MacKinnon	Large Cap Value Mid Cap Value Small Cap Value	X
David Wagner	Floating Rate Income	X
Tim Kane	Floating Rate Income	X
Erica Lankfer	Core Plus Fixed Income Credit	X
Karl Petrovich	High Yield Core	X

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

3 | SUPPLEMENT DATED 6/1/18	P P M F u n d s